NAME OF REGISTRANT:
TEMPLETON INCOME TRUST
File No. 811-04706


EXHIBIT ITEM:  Copies of any material amendments
 to the registrant's charter or by-laws

AMENDED AND RESTATED
BY-LAWS
OF
TEMPLETON INCOME TRUST
A DELAWARE STATUTORY TRUST
(Effective as of May 18, 2018)
These Amended and Restated By-Laws may contain
 any provision not inconsistent with applicable
 law or the Declaration of Trust, relating to the
 governance of the Trust.  Unless otherwise specified
 in these By-Laws, capitalized terms used in these
 By-Laws shall have the meanings assigned to them
 in the Declaration of Trust.  Every Shareholder by
 virtue of having become a Shareholder shall be bound
 by these By-Laws.
ARTICLE I
DEFINITIONS
Section 1.	Whenever used herein the following terms
 shall have the following meanings:
(a)	"1940 ACT" shall mean the Investment Company Act
 of 1940 and the rules and regulations thereunder, all
 as adopted or amended from time to time;
(b)	"BOARD OF TRUSTEES" OR "BOARD" shall mean the
 governing body of the Trust, that is comprised of the
 number of Trustees of the Trust fixed from time to
 time pursuant to Article IV of the Declaration of
 Trust, having the powers and duties set forth therein;
(c)	"BY-LAWS" shall mean these Amended and Restated
 By-Laws of the Trust, as amended, restated or
 supplemented from time to time in accordance with
 Article VIII hereof.  These By-Laws may contain any
 provision not inconsistent with applicable law or
 the Declaration of Trust, relating to the governance
 of the Trust;
(d)	"CERTIFICATE OF TRUST" shall mean the
 certificate of trust of the Trust filed with the
 office of the Secretary of State of the State of
 Delaware as required under the DSTA to form the
 Trust, as such certificate shall be amended,
 restated or supplemented from time to time and
 filed with such office;
(e)	"CLASS" shall mean each class of Shares
 of the Trust or of a Series of the Trust established
 and designated under and in accordance with the
 provisions of Article III of the Declaration of Trust;
(f)	"CODE" shall mean the Internal Revenue Code
 of 1986 and the rules and regulations thereunder,
 all as adopted or amended from time to time;
(g)	"COMMISSION" shall have the meaning given
 that term in the 1940 Act;
(h)	"DSTA" shall mean the Delaware Statutory Trust
 Act (12 Del. C. 3801, et seq.), as amended from
 time to time;
(i)	"DECLARATION OF TRUST" shall mean the Amended
 and Restated Agreement and Declaration of Trust,
 as amended, restated or supplemented from time to time;
(j)	"INVESTMENT ADVISER" or "ADVISER" shall mean
 a Person, as defined below, furnishing services to
 the Trust pursuant to any investment advisory or
 investment management contract described in Article
 IV, Section 7(a) of the Declaration of Trust;
(k)	"PERSON" shall mean a natural person, partnership,
 limited partnership, limited liability company,
 trust, estate, association, corporation, organization, custodian, nominee or any other individual or entity in its own or any representative capacity, in each
 case, whether domestic or foreign, and a statutory
 trust or a foreign statutory or business trust;
(l)	"SERIES" shall mean each Series of Shares
 established and designated under and in accordance
 with the provisions of Article III of the Declaration of Trust;
(m)	"SHARES" shall mean the transferable shares of
 beneficial interest into which the beneficial interest
 in the Trust shall be divided from time to time, and
 shall include fractional and whole Shares;
(n)	"SHAREHOLDER" shall mean a record owner of
 Shares pursuant to these By-Laws;
(o)	"TRUST" shall mean Templeton Income Trust,
 the Delaware statutory trust formed under the Original Declaration of Trust, as amended, and by filing of the Certificate of Trust with the office of the Secretary of State of the State of Delaware, and governed by
 the Declaration of Trust;
(p)	"TRUSTEE" or "TRUSTEES" shall mean each
 Person who signs the Declaration of Trust as a
 trustee and all other Persons who may, from time
 to time, be duly elected or appointed, qualified
 and serving on the Board of Trustees in accordance
 with the provisions hereof and the Declaration of
 Trust, so long as such signatory or other Person
 continues in office in accordance with the terms
 hereof and the Declaration of Trust.  Reference
 herein to a Trustee or the Trustees shall refer
 to such Person or Persons in such Person's or
 Persons' capacity as a trustee or trustees hereunder
 and under the Declaration of Trust.
ARTICLE II
MEETINGS OF SHAREHOLDERS
Section 1.	PLACE OF MEETINGS.  Meetings of
 Shareholders shall be held at any place within
 or outside the State of Delaware designated by
the Board.  In the absence of any such designation
 by the Board, Shareholders' meetings shall be held
 at the offices of the Trust.
Section 2.	MEETINGS.  Any meeting of Shareholders
 may be called at any time by the Board, by the
 chairperson of the Board or by the president of the
 Trust for the purpose of taking action upon any
 matter deemed by the Board to be necessary or
 desirable. To the extent permitted by the 1940 Act, a
 meeting of the Shareholders for the purpose of
 electing Trustees may also be called by the chairperson
 of the Board.  There shall be no annual meetings
 of the Shareholders for the election of Trustees or
 the transaction of any other business except as
 required by the 1940 Act or other applicable federal
 law.  In the event any annual meeting of the
 Shareholders is to be held, it shall be held at the
 principal executive office of the Trust or as otherwise determined by the Board of Trustees. Special meetings of the Shareholders shall be held as provided herein
 or in the Declaration of Trust or as otherwise
 required by the 1940 Act or other applicable federal
 law. Except as required by federal law, including
 the 1940 Act, the Shareholders shall not be entitled
 to call, or to have the Secretary call, meetings of
 the Shareholders. To the extent required by federal
 law, including the 1940 Act, special meetings of the Shareholders shall be called by the Secretary upon the request of the Shareholders owning Shares
 representing at least the percentage of the total
 combined votes of all Shares of the Trust issued
 and outstanding required by federal law, including
 the 1940 Act, provided that (a) such request shall
 state the purposes of such meeting and the matters
 proposed to be acted on, and (b) the Shareholders
 requesting such meeting shall have paid to the Trust
 the reasonably estimated cost of preparing and mailing
 the notice thereof, which an authorized officer of the
 Trust shall determine and specify to such Shareholders.
 No meeting shall be called upon the request of
 Shareholders to consider any matter which is
 substantially the same as a matter voted upon at
 any meeting of the Shareholders held during the
 preceding twelve (12) months, unless requested
by the holders of a majority of all Shares entitled
 to be voted at such meeting.
Section 3.	NOTICE OF SHAREHOLDERS' MEETING.  Notice
 of any meeting of Shareholders shall be given to each Shareholder entitled to vote at such meeting in accordance with Section 4 of this Article II not less
 than ten (10) nor more than one hundred and twenty
 (120) days before the date of the meeting.  The
 notice shall specify (i) the place, date and hour
 of the meeting, and (ii) the general nature of the
 business to be transacted and to the extent required
 by the 1940 Act, the purpose or purposes thereof.
Section 4.	MANNER OF GIVING NOTICE.  Notice of
 any meeting of Shareholders shall be given either
 personally or by United States mail, courier, cablegram, telegram, facsimile or electronic mail, or other form of communication permitted by then current law, charges prepaid, addressed to the Shareholder or to the group of Shareholders at the same address as may be permitted pursuant to applicable laws, or as Shareholders may otherwise consent, at the address of that Shareholder
 appearing on the books of the Trust or its transfer or
 other duly authorized agent or provided in writing by
 the Shareholder to the Trust for the purpose of notice.
  Notice shall be deemed to be given when delivered
 personally, deposited in the United States mail or
 with a courier, or sent by cablegram, telegram,
 facsimile or electronic mail.  If no address of a
 Shareholder appears on the Trust's books or has been
 provided in writing by a Shareholder, notice shall be
 deemed to have been duly given without a mailing, or substantial equivalent thereof, if such notice shall be available to the Shareholder on written demand of
 the Shareholder at the offices of the Trust.
If any notice addressed to a Shareholder at the address
 of that Shareholder appearing on the books of the
 Trust or that has been provided in writing by that
 Shareholder to the Trust for the purpose of notice,
 is returned to the Trust marked to indicate that the
 notice to the Shareholder cannot be delivered at that
 address, all future notices or reports shall be deemed
 to have been duly given without further mailing, or
 substantial equivalent thereof, if such notices shall
 be available to the Shareholder on written demand of
 the Shareholder at the offices of the Trust. In the
 absence of fraud, any irregularities in the notice of
 any meeting or the nonreceipt of any such notice by
 any of the Shareholders shall not invalidate any
 action otherwise properly taken at any such meeting.
Section 5.	POSTPONED AND ADJOURNED MEETING; NOTICE.
  Prior to the date upon which any meeting of
 Shareholders is to be held, the Board of Trustees
 may postpone such meeting one or more times for any
 reason by giving notice to each Shareholder entitled
 to vote at the meeting so postponed of the place, date
 and hour at which such meeting will be held.  Such
 notice shall be given not fewer than two (2) days
 before the date of such meeting and otherwise in
 accordance with this Article II.  Any Shareholders'
 meeting, whether or not a quorum is present, may be
 adjourned from time to time for any reason whatsoever
 by vote of the holders of Shares entitled to vote
 holding not less than a majority of the Shares
 present in person or by proxy at the meeting, or by
 the chairperson of the Board, the president of the
 Trust, in the absence of the chairperson of the Board,
 or any vice president or other authorized officer of
 the Trust, in the absence of the president.  Any
 adjournment may be made with respect to any business
 which might have been transacted at such meeting and
 any adjournment will not delay or otherwise affect
 the effectiveness and validity of any business
 transacted at the Shareholders' meeting prior
 to adjournment.
When any Shareholders' meeting is adjourned to another
 time or place, written notice need not be given of the adjourned meeting if the time and place thereof are announced at the meeting at which the adjournment is
 taken, unless after the adjournment, a new record date
 is fixed for the adjourned meeting, or unless the
 adjournment is for more than one hundred and eighty
 (180) days from the record date set for the original
 meeting, in which case, the Board of Trustees shall
 set a new record date as provided in Article V of the Declaration of Trust and give written notice to each Shareholder of record entitled to vote at the adjourned meeting in accordance with the provisions of Sections
 3 and 4 of this Article II.  At any postponed or
adjourned meeting, any business may be transacted
 that might have been transacted at the original meeting.
Section 6.	VOTING.
(a)	The Shareholders entitled to vote at any
 meeting of Shareholders and the Shareholder vote
 required to take action shall be determined in
 accordance with the provisions of the Declaration
 of Trust.  Unless determined by the inspector of
 the meeting to be advisable, the vote on any question
 need not be by written ballot.
(b)	Unless otherwise determined by the Board at
 the time it approves an action to be submitted to
 the Shareholders for approval, Shareholder approval
 of an action shall remain in effect until such time
 as the approved action is implemented or the
 Shareholders vote to the contrary.  Notwithstanding
 the foregoing, an agreement of merger, consolidation, conversion or reorganization may be terminated or amended notwithstanding prior approval if so authorized
 by such agreement of merger, consolidation, conversion
 or reorganization pursuant to Section 3815 of the DSTA
 and/or pursuant to the Declaration of Trust, these
 By-Laws and Section 3806 of the DSTA.
Section 7.	WAIVER OF NOTICE BY CONSENT OF ABSENT
 SHAREHOLDERS.  Attendance by a Shareholder, in person
 or by proxy, at a meeting shall constitute a waiver
 of notice of that meeting with respect to that
 Shareholder, except when the Shareholder attends
 the meeting for the express purpose of objecting,
 at the beginning of the meeting, to the transaction
 of any business because the meeting is not lawfully
 called or convened.  Whenever notice of a Shareholders'
 meeting is required to be given to a Shareholder under
 the Declaration of Trust or these By-Laws, a written
 waiver thereof, executed before or after the time
 notice is required to be given, by such Shareholder
 or his or her attorney thereunto authorized, shall be
 deemed equivalent to such notice.  The waiver of notice
 need not specify the purpose of, or the business to
 be transacted at, the meeting.
Section 8.	PROXIES.  Every Shareholder entitled
 to vote for Trustees or on any other matter that may
 properly come before the meeting shall have the right
 to do so either in person or by one or more agents
 authorized by a written proxy executed by the Shareholder
 and filed with the secretary of the Trust before being
 voted; provided, that an alternative to the execution
 of a written proxy may be permitted as described in
 the next paragraph of this Section 8.  A proxy shall
 be deemed executed if the Shareholder's name is placed
 on the proxy (whether by manual signature, typewriting, telegraphic or electronic transmission (as defined in
 Section 3806 of the DSTA) or otherwise) by the
 Shareholder or the Shareholder's attorney-in-fact.
  A valid proxy that does not state that it is
 irrevocable shall continue in full force and effect
 unless (i) revoked by the person executing it before
 the vote pursuant to that proxy is taken (a) by a
 writing delivered to the Trust stating that the proxy
 is revoked, (b) by a subsequent proxy executed by
 such person, (c) attendance at the meeting and voting
 in person by the person executing that proxy, or
 (d) revocation by such person using any electronic,
 telephonic, computerized or other alternative means
 authorized by the Trustees for authorizing the
 proxy to act; or (ii) written notice of the death
 or incapacity of the maker of that proxy is
 received by the Trust before the vote pursuant to
 that proxy is counted; provided, however, that no
 proxy shall be valid after the expiration of eleven
 (11) months from the date of the proxy unless
 otherwise expressly provided in the proxy.  The
 revocability of a proxy that states on its face that
 it is irrevocable shall be governed by the provisions
 of the General Corporation Law of the State of
 Delaware. Unless revoked, any proxy given in
 connection with a postponed or adjourned meeting
 for which a new record date is fixed shall continue
 to be valid so long as the Shareholder giving such
 proxy is a Shareholder of record on such new such
 record date.
With respect to any Shareholders' meeting, the Board,
 or, in case the Board does not act, the president,
 any vice president or the secretary, may permit
 proxies by electronic transmission (as defined in
 Section 3806 of the DSTA), telephonic, computerized, telecommunications or other reasonable alternative to the execution of a written instrument authorizing the
 holder of the proxy to act.  A proxy with respect to
 Shares held in the name of two or more Persons shall
 be valid if executed, or a permitted alternative to
 execution is used, by any one of them unless, at or
 prior to the exercise of the proxy, the secretary of
 the Trust receives a specific written notice to the
 contrary from any one of them.  A proxy purporting
 to be by or on behalf of a Shareholder shall be deemed
 valid unless challenged at or prior to its exercise
 and the burden of proving invalidity shall rest with
 the challenger.  Unless otherwise specifically limited
 by their terms, proxies shall entitle the Shareholder
 to vote at any adjournment or postponement of a
 Shareholder meeting.
Subject to the provisions of the DSTA, the Declaration
 of Trust or these By-Laws, the General Corporation Law
 of the State of Delaware relating to proxies, and
 judicial interpretations thereunder, shall govern all
 matters concerning the giving, voting or validity of
 proxies, as if the Trust were a Delaware corporation
 and the Shareholders were stockholders of a Delaware
 corporation.
Section 9.	INSPECTORS.  Before any meeting of
 Shareholders, the chairperson of the Board, or in the
 absence of the chairperson of the Board, the president
 of the Trust, or in the absence of the president, any
 vice president or other authorized officer of the Trust,
 may appoint any person other than nominees for office
 to act as inspector at the meeting or any adjournment.
  If any person appointed as inspector fails to appear
 or fails or refuses to act, the chairperson of the
 Board, or in the absence of the chairperson of the
 Board, the president of the Trust, or in the absence
 of the president, any vice president or other
 authorized officer of the Trust, shall appoint a
 person to fill the vacancy.  Such appointments may
 be made by such officers in person or by telephone.
The inspector shall:
(a)	determine the number of Shares and the voting
 power of each, the Shares represented at the meeting,
 the existence of a quorum and the authenticity,
 validity and effect of proxies;
(b)	receive votes or ballots;
(c)	hear and determine all challenges and questions
 in any way arising in connection with the right
 to vote;
(d)	count and tabulate all votes;
(e)	determine when the polls shall close;
(f)	determine the result of voting; and
(g)	do any other acts that may be proper to
 conduct the election or vote with fairness to
 all Shareholders.
ARTICLE III
TRUSTEES
Section 1.	VACANCIES.
(a)	Whenever a vacancy in the Board shall occur
 (by reason of death, resignation, removal,
 retirement, an increase in the authorized number
 of Trustees or other cause), until such vacancy
 is filled as provided herein or the number of
 authorized Trustees constituting the Board of
 Trustees is decreased pursuant to Article IV,
 Section 1 of the Declaration of Trust, the Trustee(s)
 then in office, regardless of the number and even
 if less than a quorum, shall have all the powers
 granted to the Board and shall discharge all the
 duties imposed upon the Board by the Declaration
 of Trust and these By-Laws as though such number
 constitutes the entire Board.
(b)	Vacancies in the Board of Trustees may be
 filled by not less than a majority vote of the
 Trustee(s) then in office, regardless of the number
 and even if less than a quorum and a meeting of
 Shareholders shall be called for the purpose of
 electing Trustees if required by the 1940 Act.
  Notwithstanding the above, whenever and for so
 long as the Trust is a participant in or otherwise
 has in effect a plan under which the Trust may be
 deemed to bear expenses of distributing its Shares
 as that practice is described in Rule 12b-1 under
 the 1940 Act, then the selection and nomination
 of each of the Trustees who is not an "interested
 person" (as that term is defined in the 1940 Act )
 of the Trust, any Adviser or the principal
 underwriter of the Trust (such Trustees are
 referred to herein as "disinterested Trustees"),
 shall be, and is, committed to the discretion of
 the disinterested Trustees remaining in office.
  In the event that all Trustee offices become
 vacant, an authorized officer of the Investment
 Adviser shall serve as the sole remaining Trustee
 effective upon the vacancy in the office of the last
 Trustee.  In such case, an authorized officer of
 the Investment Adviser, as the sole remaining
 Trustee, shall, as soon as practicable, fill all
 of the vacancies on the Board; provided, however,
 that the percentage of Trustees who are
 disinterested Trustees shall be no less than that
 permitted by the 1940 Act.  Upon the qualification
 of such Trustees, the authorized officer of the
 Investment Adviser shall resign as Trustee and a
 meeting of the Shareholders shall be called, as
 required by the 1940 Act, for the election of
 Trustees.  An appointment of a Trustee may be made
 by the Trustees then in office in anticipation of a
 vacancy to occur by reason of retirement,
 resignation, or removal of a Trustee, or an increase
 in number of Trustees effective at a later date,
 provided that said appointment shall become effective
 only at the time or after the expected vacancy occurs.
Section 2.	PLACE OF MEETINGS AND MEETINGS BY
 TELEPHONE; PROXIES.  All meetings of the Board may
 be held at any place within or outside the State
 of Delaware that is designated from time to time
 by the Board, the chairperson of the Board, or in
 the absence of the chairperson of the Board, the
 president of the Trust, or in the absence of the
 president, any vice president or other authorized
 officer of the Trust.  In the absence of such a
 designation, regular meetings shall be held at the
 offices of the Trust.  Any meeting, regular or
 special, may be held, with respect to one or mor
e participating Trustees, by conference telephone
 or similar communication equipment, so long as all
 Trustees participating in the meeting can hear one
 another, and all such Trustees shall be deemed to
 be present in person at such meeting.  At all
 meetings of the Trustees, every Trustee shall be
 entitled to vote by proxy, provided that such proxy
 shall, before or after such meeting, be delivered
 to the secretary or other person responsible for
 recording the proceedings of such meeting.  To the
 extent permitted by the 1940 Act, a Trustee may
 provide any proxy through written, electronic,
 telephonic, computerized, facsimile,
 telecommunications, telex or by any other form
 of communication.
Section 3.	REGULAR MEETINGS.  Regular meetings
 of the Board shall be held at such time and place
 as shall from time to time be fixed by the Board,
 the chairperson of the Board, or in the absence
 of the chairperson of the Board, the president of
 the Trust, or in the absence of the president, any
 vice president or other authorized officer of the
 Trust.  Regular meetings may be held without notice.
Section 4.	SPECIAL MEETINGS.  Special meetings
 of the Board for any purpose or purposes may be
 called at any time by any Trustee, the chairperson
 of the Board, or in the absence of the chairperson
 of the Board, the president of the Trust, or in
 the absence of the president, any vice president
 or other authorized officer of the Trust.
Notice of the purpose, time and place of special
 meetings (or of the time and place for each regular
 meeting for which notice is given) shall be given
 personally, sent by first-class mail, courier,
 cablegram or telegram, charges prepaid, or by
 facsimile or electronic mail, addressed to each
 Trustee at that Trustee's address as has been
 provided to the Trust for purposes of notice;
 PROVIDED, that, in case of a national, regional
 or local emergency or disaster, which prevents such
 notice, such notice may be given by any means available
 or need not be given if no means are available.  In
 case the notice is mailed, it shall be deemed to be
 duly given if deposited in the United States mail
 at least seven (7) days before the time the meeting
 is to be held.  In case the notice is given personally
 or is given by courier, cablegram, telegram,
 facsimile or electronic mail, it shall be deemed
 to be duly given if delivered at least twenty-four
 (24) hours before the time of the holding of the
 meeting.  The notice need not specify the place of
 the meeting if the meeting is to be held at the
 offices of the Trust.
Section 5.	WAIVER OF NOTICE.  Whenever notice
 is required to be given to a Trustee under this
 Article, a written waiver of notice signed by the
 Trustee, whether before or after the time notice
 is required to be given, shall be deemed equivalent
 to notice.  The waiver of notice need not specify
 the purpose of, or the business to be transacted at,
 the meeting.  All such waivers shall be filed with
 the records of the Trust or made a part of the
 minutes of the meeting.  Attendance of a Trustee
 at a meeting shall constitute a waiver of notice
 of such meeting, except when the Trustee attends
 the meeting for the express purpose of objecting
 at the beginning of the meeting to the transaction
 of any business because the meeting is not
 lawfully called or convened.
Section 6.	ADJOURNMENT.  A majority of the
 Trustees present at a meeting of the Board, whether
 or not a quorum is present, may adjourn such
 meeting to another time and place.  Any adjournment
 will not delay or otherwise affect the effectiveness
 and validity of any business transacted at the
 meeting prior to adjournment.  At any adjourned
 meeting at which a quorum is present, any business
 may be transacted which might have been transacted
 at the meeting as originally called.
Section 7.	NOTICE OF ADJOURNMENT.  Notice of the
 time and place of an adjourned meeting need not be
 given if the time and place thereof are announced
 at the meeting at which the adjournment is taken.
  If the adjournment is for more than thirty (30)
 days after the date of the original meeting, notice
 of the adjourned meeting shall be given to each Trustee.
Section 8.	COMPENSATION OF TRUSTEES.  Trustees
 may receive from the Trust reasonable compensation
 for their services and reimbursement of reasonable
 expenses as may be determined by the Board.  This
 Section 8 shall not be construed to preclude any
 Trustee from serving the Trust in any other capacity
 as an officer, agent, employee, or otherwise and
 receiving compensation and reimbursement of expenses
 for those services.
Section 9.	CHAIRPERSON OF THE BOARD.  The Board
 of Trustees may elect a Chairperson for the purpose
 of presiding at meetings of the Board of Trustees
 (the "Chairperson").  The Chairperson shall exercise
 and perform such other powers and duties as may be
 from time to time assigned to the Chairperson by
 the Board of Trustees or prescribed by these By-Laws.
  The Chairperson may delegate their powers and duties
 to the trustees or officers of the Trust that the
 Chairperson deems appropriate, provided that such
 delegation is consistent with applicable legal and
 regulatory requirements.
ARTICLE IV
COMMITTEES
Section 1.	COMMITTEES OF TRUSTEES.  The Board may,
 by majority vote, designate one or more committees
 of the Board, each consisting of two (2) or more
 Trustees (or one (1) Trustee in the case of a
 committee formed to consider a Shareholder demand
 pursuant to Article VII, Section 4 of the Declaration
 of Trust), to serve at the pleasure of the Board.
  The Board may, by majority vote, designate one or
 more Trustees as alternate members of any such
 committee who may replace any absent member at
 any meeting of the committee.  Any such committee,
 to the extent provided by the Board, shall have
 such authority as delegated to it by the Board
 from time to time, except with respect to:
(a)	the approval of any action which under
 the Declaration of Trust, these By-Laws or
 applicable law also requires Shareholder approval
 or requires approval by a majority of the entire
 Board or certain members of the Board;
(b)	the filling of vacancies on the Board or
 on any committee thereof; provided however, that
 such committee may nominate Trustees to fill such
 vacancies, subject to the Trust's compliance with
 the 1940 Act and the rules thereunder;
(c)	the amendment, restatement or repeal of the
 Declaration of Trust or these By-Laws or the adoption
 of a new Declaration of Trust or new By-Laws;
(d)	the amendment or repeal of any resolution
 of the Board; or
(e)	the designation of any other committee of the
 Board or the members of such committee.
Section 2.	MEETINGS AND ACTION OF BOARD COMMITTEES.
  Meetings and actions of any committee of the Board
 shall, to the extent applicable, be held and taken
 in the manner provided in Article IV of the
 Declaration of Trust and Article III of these By-Laws,
 with such changes in the context thereof as are
 necessary to substitute the committee and its members
 for the Board and its members, except that the time
 of regular meetings of any committee may be determined
 either by the Board or by the committee.  Special
 meetings of any committee may also be called by
 resolution of the Board or such committee, and
 notice of special meetings of any committee shall
 also be given to all alternate members who shall
 have the right to attend all meetings of the
 committee.  The Board may from time to time adopt
 other rules for the governance of any committee.
Section 3.	ADVISORY COMMITTEES.  The Board
 may appoint one or more advisory committees comprised
 of such number of individuals appointed by the
 Board who may meet at such time, place and upon
 such notice, if any, as determined by the Board.
  Such advisory committees shall have no power to
 require the Trust to take any specific action.
ARTICLE V
OFFICERS
Section 1.	OFFICERS.  The officers of the Trust
 shall be a Chief Executive Officer - Investment
 Management, a Chief Executive Officer - Finance and Administration, a President, a Secretary, a Chief
 Financial Officer and Chief Accounting Officer, and
 a Treasurer.  The Trust may also have, at the
 discretion of the Board, one or more vice
 presidents, one or more assistant vice presidents,
 one or more assistant secretaries, one or more
 assistant treasurers, and such other officers,
 who shall have such authority and perform such
 duties as are provided in the Declaration of Trust
, these By-Laws or as the Board, or to the extent
 permitted by the Board, as the president, may from
 time to time determine.  Any number of offices
 may be held by the same person, except the offices
 of president and vice president.
Section 2.	APPOINTMENT OF OFFICERS.  The officers
 of the Trust shall be appointed by the Board, or to
 the extent permitted by the Board, by the president,
 and each shall serve at the pleasure of the Board,
 or to the extent permitted by the Board, at the
 pleasure of the president, subject to the rights,
 if any, of an officer under any contract of employment.
Section 3.	REMOVAL AND RESIGNATION OF OFFICERS.
  Subject to the rights, if any, of an officer under
 any contract of employment, any officer may be
 removed, either with or without cause, by the
 Board or, to the extent permitted by the Board,
 by the president.
Any officer may resign at any time by giving
 written notice to the Trust.  Such resignation
 shall take effect upon receipt unless specified
 to be effective at some later time and unless
 otherwise specified in such notice, the acceptance
 of the resignation shall not be necessary to make
 it effective.  Any resignation is without prejudice
 to the rights, if any, of the Trust under any
 contract to which the officer is a party.
Section 4.	VACANCIES IN OFFICES.  A vacancy
 in any office because of death, resignation,
 removal, incapacity or other cause shall be filled
 in the manner prescribed in these By-Laws for
 regular appointment to that office.
Section 5.	PRESIDENT.  Subject to such supervisory
 powers, if any, as may be given by the Board of
 Trustees to the chairperson of the board, if there
 be such an officer, the president shall, subject
 to the control of the Board of Trustees, have
 general supervision, direction and control of
 the business and the officers of the Trust.
Section 6.	VICE PRESIDENTS.  In the absence,
 resignation, removal, incapacity or death  of the
 president, the vice presidents, if any, in order
 of their rank as fixed by the Board or if not
 ranked, a vice president designated by the Board,
 shall exercise all the powers and perform all the
 duties of, and be subject to all the restrictions
 upon, the president until the president's return,
 his incapacity ceases or a new president is
 appointed.  Each vice president shall have such
 other powers and perform such other duties as
 from time to time may be prescribed by the Board
 or the president, or as provided in the Declaration
 of Trust or these By-Laws.
Section 7.	SECRETARY.  The secretary shall
 keep or cause to be kept at the offices of the
 Trust or such other place as the Board may direct
 a book of minutes of all meetings and actions
 (including consents) of the Board, committees
 of the Board and Shareholders.  The secretary
 shall keep a record of the time and place of
 such meetings, whether regular or special, and
 if special, how authorized, the notice given,
 the names of those present at Board meetings or
 committee meetings, the number of Shares present
 or represented by proxy at Shareholders' meetings,
 and the proceedings.
The secretary shall cause to be kept at the offices
 of the Trust or at the office of the Trust's
 transfer or other duly authorized agent, a share
 register or a duplicate share register showing the
 names of all Shareholders and their addresses, the
 number, Series and Classes (if applicable) of
 Shares held by each, the number and date of
 certificates, if any, issued for such Shares
 and the number and date of cancellation of every
 certificate surrendered for cancellation.
The secretary shall give or cause to be given
 notice of all meetings of the Shareholders and
 of the Board required by the Declaration of Trust,
 these By-Laws or by applicable law to be given
 and shall have such other powers and perform
 such other duties as may be prescribed by the
 Board or the president of the Trust, or as provided
 in the Declaration of Trust or these By-Laws.
Section 8.	TREASURER.  The Treasurer shall
 be responsible for the general supervision over
 the care and custody of the funds, securities,
 and other valuable effects of the Trust and shall
 deposit the same or cause the same to be deposited
 in the name of the Trust in such depositories as the
 Board of Trustees may designate; shall disburse the
 funds of the Trust as may be ordered by the Board of
 Trustees; shall have supervision over the accounts
 of all receipts and disbursements of the Trust;
 disburse the funds of the Trust; shall have the power
 and authority to perform the duties usually incident
 of his office and those duties as may be assigned to
 him from time to time by the Board or by the Chief
 Financial Officer and Chief Accounting Officer; and
 shall render to the Chief Financial Officer and Chief Accounting Officer and the Board, whenever they request it, an account of all of his transactions
 as Treasurer.
Section 9.	CHIEF EXECUTIVE OFFICER - INVESTMENT
 MANAGEMENT. The Chief Executive Officer - Investment Management shall be the principal executive officer with respect to the portfolio investments of the Trust,
 and shall have such other powers and duties as may be prescribed by the Board of Trustees or these By-Laws.
Section 10.	CHIEF EXECUTIVE OFFICER - FINANCE AND
 ADMINISTRATION.  The Chief Executive Officer -
 Finance and Administration shall be the principal
 executive officer with respect to the financial
 accounting and administration of the Trust, and
 shall have such other powers and duties as may be
 prescribed by the Board of Trustees or these By-Laws.
Section 11.	CHIEF FINANCIAL OFFICER AND CHIEF
 ACCOUNTING OFFICER.  The Chief Financial Officer
 and Chief Accounting Officer shall, whenever
 required by the Board of Trustees, render or
 cause to be rendered financial statements of the
 Trust; supervise the investment of its funds as
 ordered or authorized by the Board, taking proper
 vouchers therefor; provide assistance to the Audit
 Committee of the Board and report to such Committee
 as necessary; be designated as principal accounting officer/principal financial officer for purposes of
 ss. 32 of the 1940 Act, ss. 302 of the Sarbanes
 Oxley Act of 2002 and ss. 6 of the Securities Act
 of 1933; shall keep and maintain or cause to be
 kept and maintained adequate and correct books
 and records of accounts of the properties and
 business transactions of the Trust (and every
 series and class thereof), including accounts
 of assets, liabilities, receipts, disbursements,
 gains, losses, capital retained earnings and shares;
 shall have the power and authority to perform the
 duties usually incident of his office and those
 duties as may be assigned to him from time to time
 by the Board; and shall render to the Chief
 Executive Officer -Finance and Administration
 and the Board, whenever they request it, an account
 of all of his transactions as Chief Financial
 Officer and Chief Accounting Officer and of the
 financial condition of the Trust.
ARTICLE VI
RECORDS AND REPORTS
Section 1.	MAINTENANCE AND INSPECTION OF SHARE
 REGISTER.  The Trust shall keep at its offices
 or at the office of its transfer or other duly
authorized agent, records of its Shareholders,
 that provide the names and addresses of all
 Shareholders and the number, Series and Classes,
 if any, of Shares held by each Shareholder.  Such
 records may be inspected during the Trust's regular
 business hours by any Shareholder, or its duly
 authorized representative, upon reasonable written
 demand to the Trust, for any purpose reasonably
 related to such Shareholder's interest as a
 Shareholder.
Section 2.	MAINTENANCE AND INSPECTION OF DECLARATION
 OF TRUST AND BY-LAWS.  The Trust shall keep at its
 offices the original or a copy of the Declaration
 of Trust and these By-Laws, as amended or restated
 from time to time, where they may be inspected during
 the Trust's regular business hours by any Shareholder,
 or its duly authorized representative, upon
 reasonable written demand to the Trust, for any
 purpose reasonably related to such Shareholder's
 interest as a Shareholder.
Section 3.	MAINTENANCE AND INSPECTION OF
 OTHER RECORDS.  The accounting books and records
 and minutes of proceedings of the Shareholders,
 the Board, any committee of the Board or any advisory
 committee shall be kept at such place or places
 designated by the Board or, in the absence of such
 designation, at the offices of the Trust.  The
 minutes shall be kept in written form and the
 accounting books and records shall be kept either
 in written form or in any other form capable of
 being converted into written form.
If information is requested by a Shareholder, the
 Board, or, in case the Board does not act, the
 president, any vice president or the secretary,
 shall establish reasonable standards governing,
 without limitation, the information and documents
 to be furnished and the time and the location,
 if appropriate, of furnishing such information and
 documents.  Costs of providing such information
 and documents shall be borne by the requesting
 Shareholder.  The Trust shall be entitled to
 reimbursement for its direct, out-of-pocket
 expenses incurred in declining unreasonable
 requests (in whole or in part) for information
 or documents.
The Board, or, in case the Board does not act,
 the president, any vice president or the secretary,
 may keep confidential from Shareholders for such
 period of time as the Board or such officer, as
 applicable, deems reasonable any information that
 the Board or such officer, as applicable, reasonably
 believes to be in the nature of trade secrets
 or other information that the Board or such officer,
 as the case may be, in good faith believes would
 not be in the best interests of the Trust to
 disclose or that could damage the Trust or its
 business or that the Trust is required by law or
 by agreement with a third party to keep confidential.
Section 4.	INSPECTION BY TRUSTEES.  Every Trustee
 shall have the absolute right during the Trust's
 regular business hours to inspect all books,
 records, and documents of every kind and the
 physical properties of the Trust.  This inspection
 by a Trustee may be made in person or by an agent
 or attorney and the right of inspection includes
 the right to copy and make extracts of documents.
ARTICLE VII
GENERAL MATTERS
Section 1.	CHECKS, DRAFTS, EVIDENCE OF
 INDEBTEDNESS.  All checks, drafts, or other
 orders for payment of money, notes or other
 evidences of indebtedness issued in the name
 of or payable to the Trust shall be signed or
 endorsed by such person or persons and in such
 manner as the Board from time to time shall determine.
Section 2.	CONTRACTS AND INSTRUMENTS; HOW EXECUTED.
  The Board, except as otherwise provided in the
 Declaration of Trust and these By-Laws, may
 authorize any officer or officers or agent or
 agents, to enter into any contract or execute
 any instrument in the name of and on behalf of
 the Trust or any Series thereof and this authority
 may be general or confined to specific instances.
Section 3.	CERTIFICATES FOR SHARES.  No certificate
 or certificates for Shares shall be issued to
 Shareholders and no Shareholder shall have the
 right to demand or require that a certificate for
 Shares be issued to it.  The Trust shall adopt and
 use a system of issuance, recordation and transfer
 of its shares by electronic or other means.
Section 4.	LOST CERTIFICATES.  No new certificate
 for Shares shall be issued to replace an old
 certificate that is surrendered to the Trust for
 cancellation.  In case any Share certificate or
 certificate for any other security is lost, stolen,
 or destroyed, such certificate shall be cancelled
 and the ownership of an uncertificated Share shall
 be recorded upon the books of the Trust, on such
 terms and conditions as the Board may require,
 including a provision for indemnification of the
 Board and the Trust secured by a bond or other
 adequate security sufficient to protect the Trust
 and the Board against any claim that may be made
 against either, including any expense or liability
 on account of the alleged loss, theft, or destruction
 of the certificate.
Section 5.	REPRESENTATION OF SHARES OF OTHER
 ENTITIES HELD BY TRUST.  The Trust's president or
 any vice president or any other person authorized
 by the Board or by any of the foregoing designated
 officers, is authorized to vote or represent on
 behalf of the Trust, or any Series thereof, any
 and all shares of any corporation, partnership,
 trust, or other entity, foreign or domestic, standing
 in the name of the Trust or such Series thereof.
  The authority granted may be exercised in person
 or by a proxy duly executed by such authorized person.
Section 6.	TRANSFERS OF SHARES.  Shares are
 transferable, if authorized by the Declaration of
 Trust, only on the record books of the Trust by the
 Person in whose name such Shares are registered, or
 by his or her duly authorized attorney-in-fact or representative. Upon receipt of proper transfer instructions from the registered owner of
 certificated Shares, and upon the surrender for
 cancellation of such certificates representing
 the number of Shares to be transferred with an
 assignment and power of transfer endorsed thereon
 or attached thereto, duly executed, with such proof
 of the authenticity of the signature as the Trust
 or its agents may reasonably require, the Trust
 shall cancel the old certificate and record the
 transaction and ownership of uncertificated Shares
 upon the books of the Trust.  Upon receipt of proper
 transfer instructions from the registered owner of uncertificated Shares, such uncertificated Shares shall be transferred on the record books to the
 Person entitled thereto.  The Trust, its transfer
 agent or other duly authorized agents may refuse
 any requested transfer of Shares, or request
 additional evidence of authority to safeguard
 the assets or interests of the Trust or of its
 Shareholders, in  their sole discretion.  In all
 cases of transfer by an attorney-in-fact, the
 original power of attorney, or an official copy
 thereof duly certified, shall be deposited and
 remain with the Trust, its transfer agent or other
 duly authorized agent.  In case of transfers by
 executors, administrators, guardians or other legal representatives, duly authenticated evidence of their authority shall be presented to the Trust, its
 transfer agent or other duly authorized agent, and
 may be required to be deposited and remain with the
 Trust, its transfer agent or other duly authorized agent.
Section 7.	HOLDERS OF RECORD.  The record books
 of the Trust as kept by the Trust, its transfer agent
 or other duly authorized agent, as the case may be,
 shall be conclusive as to the identity of the
 Shareholders of the Trust and as to the number,
 Series and Classes, if any, of Shares held from
 time to time by each such Shareholder.  The Trust
 shall be entitled to treat the holder of record of
 any Share as the owner thereof and, accordingly,
 shall not be bound to recognize any equitable or
 other claim to or interest in such Share on the
 part of any other Person, whether or not the Trust
 shall have express or other notice thereof.
Section 8.	FISCAL YEAR.  The fiscal year of
 the Trust, and each Series thereof, shall be determined
 by the Board.
Section 9.	HEADINGS; REFERENCES.  Headings are
 placed herein for convenience of reference only and
 shall not be taken as a part hereof or control or
 affect the meaning, construction or effect of this
 instrument.  Whenever the singular number is used
 herein, the same shall include the plural; and the
 neuter, masculine and feminine genders shall include
 each other, as applicable.  Any references herein to
 specific sections of the DSTA, the Code or the 1940
 Act shall refer to such sections as amended from time
 to time or any successor sections thereof.
Section 10.	PROVISIONS IN CONFLICT WITH LAW OR
 REGULATIONS.
(a)	The provisions of these By-Laws are severable,
 and if the Board of Trustees shall determine, with the
 advice of counsel, that any of such provisions is in
 conflict with the Declaration of Trust, the 1940 Act,
 the Code, the DSTA, or with other applicable laws and regulations, the conflicting provision shall be deemed not to have constituted a part of these By-Laws from
 the time when such provisions became inconsistent with
 such laws or regulations; provided, however, that such determination shall not affect any of the remaining provisions of these By-Laws or render invalid or
 improper any action taken or omitted prior to such
 determination.
(b)	If any provision of these By-Laws shall be
 held invalid or unenforceable in any jurisdiction,
 such invalidity or unenforceability shall attach only
 to such provision in such jurisdiction and shall not
 in any manner affect such provision in any other
 jurisdiction or any other provision of these By-Laws
 in any jurisdiction.
ARTICLE VIII
AMENDMENTS
Section 1.	AMENDMENT BY SHAREHOLDERS.  These By-Laws
 may be amended, restated or repealed or new By-Laws
 may be adopted by the affirmative vote of a majority
 of votes cast at a Shareholders' meeting called for
 that purpose and where a quorum of Shareholders of
 the Trust is present.
Section 2.	AMENDMENT BY TRUSTEES.  These By-Laws
 may also be amended, restated or repealed or new
 By-Laws may be adopted by the Board, by a vote of the
 Board as set forth in Article IV, Section 3(c) of the
 Declaration of Trust.
Section 3.	OTHER AMENDMENT.  Subject to the
 1940 Act, these By-Laws may also be amended pursuant to Article VIII, Section 2(a) of the Declaration of Trust and Section 3815(f) of the DSTA.

Original By-Laws adopted:  as of October 18, 2006
Amended and Restated By-Laws adopted:
  as of May 18, 2018